Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	December 31, 2014	December 31, 2013
Accounts receivable	$263,661	$423,220
Less: Reserve for future chargebacks	(42,533)	(37,850)
Total accounts receivable, net	$221,128	$385,370